JPMorgan US Large Cap Core Plus Fund Expense Example - A C I Shares [Member] - JPMorgan US Large Cap Core Plus Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 683
Expense Example, with Redemption, 3 Years	1,075
Expense Example, with Redemption, 5 Years	1,491
Expense Example, with Redemption, 10 Years	2,647
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	1,274
Expense Example, with Redemption, 10 Years	2,630
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	$ 1,973